Offsets	Mar. 02, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Fidus Investment Corporation
Form or Filing Type	N-2
File Number	333-277540
Initial Filing Date	Feb. 29, 2024
Fee Offset Claimed	$ 13,810.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Offset Note	Certain of the securities being offered under this prospectus supplement represent unsold securities previously registered on the prospectus supplement filed pursuant to Rule 424(b)(2) on May 8, 2024 (the "Prior Prospectus Supplement"), which had a balance of $34,774,520 of unsold securities in respect of which the registrant paid a registration fee of $4,802.36, and the Registration Statement on Form N-2 (File No. 333-277540), which was initially filed with the Securities and Exchange Commission on February 29, 2024 (the "Prior Registration Statement), which had $100,000,000 of unsold securities in respect of which the registrant paid a registration fee of $13,810.00. Accordingly, as of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Prospectus Supplement and the Prior Registration Statement (the "Unsold Securities") is $134,774,520. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $18,612.36, which will be applied to the Unsold Securities that are being offered pursuant to this prospectus supplement.
Termination / Withdrawal Statement	The registrant has terminated any offering that included the unsold securities under the Registration Statement on Form N-2 (File No. 333-277540), which was initially filed on February 29, 2024.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Fidus Investment Corporation
Form or Filing Type	N-2
File Number	333-277540
Filing Date	Feb. 29, 2024
Fee Paid with Fee Offset Source	$ 13,810.00